Amounts receivable (Details) - USD ($) $ in Thousands	May 31, 2026	Aug. 31, 2025
Amounts Receivable
Receivable from precious metal sales	$ 600	$ 20
Sales tax receivable(1)	15,071	7,246
Other	746	468
Other receivables	16,417	7,734
Less: Long-term portion	(680)	(3,916)
Total amounts receivable	$ 15,737	$ 3,818